10. CONVERTIBLE NOTES PAYABLE - RELATED PARTIES AND FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Convertible Notes Payable - Related Parties And Fair Value Measurements
CONVERTIBLE NOTES PAYABLE - RELATED PARTIES AND FAIR VALUE MEASUREMENTS

As of March 31, 2018, the following summarizes amounts owed under short-term convertible notes –related parties:

Amount
Evey Note	$59,616
Wheatley Note	147,500
$207,116

Evey Note

Prior to fiscal 2011, the Company was advanced monies by John Evey, our former director, and executed a 10% convertible promissory note with compounding interest which was convertible into shares of common stock at $0.33 per share. There was no beneficial conversion feature at the note date and this note is subordinate to the then existing notes. Through a series of amendments from the original due date, the conversion price of the convertible note was reduced to $0.20 and the maturity date was extended to December 31, 2017.

Although as of December 31, 2016, Mr. Evey is no longer a director, because he was our Chairman and a related party since 2010, we have continued to classify this note as a Convertible Note Payable - Related Parties in the accompanying balance sheet. For the three month period ended March 31, 2018, the Company made principal payments totaling $3,000. As of March 31, 2018, this note is past due and has a balance of $59,616 with accrued interest amounting to $64,222 which is included in accrued expenses (See Note 4 and 13). The note continues to bear interest at a rate of 10%.

Wheatley Note

On October 18, 2016, the Company entered into a five year employment agreement, effective as of January 1, 2016, with Mr. Desmond Wheatley, the Chief Executive Officer, President, and Chairman of the Company (the “Agreement”). Pursuant to the Agreement, Mr. Wheatley will receive an annual deferred salary of $50,000 which Mr. Wheatley will defer until such time as Mr. Wheatley and the Board of Directors agree that payment of the deferred salary and/or cessation of the deferral is appropriate. In certain circumstances upon the Company achieving specified milestones, which are described in the Agreement, Mr. Wheatley can demand payment of all or any portion of the deferred amount, and the Company must comply with such demand. All deferred amounts are evidenced by an unsecured convertible promissory note payable by the Company to Mr. Wheatley, bearing simple interest at the rate of 10% per annum, accruing until paid, convertible into shares of the Company’s common stock at $0.15 per share at any time in whole or in part at Mr. Wheatley’s discretion, with a maturity date of December 31, 2020. As the conversion price was equivalent to the market price at the time of issuance, there was no beneficial conversion feature to this note.

Additionally, on March 29, 2017 the board of directors granted Mr. Wheatley a $35,000 bonus for which Mr. Wheatley agreed to defer such bonus under the same terms of his salary deferral. The balance of the note as of March 31, 2018, is $147,500 with accrued and unpaid interest amounting to $15,769 which is included in accrued expenses (See Notes 4 and 13).

As of December 31, 2017 and 2016, the following summarizes amounts owed under short-term convertible notes –related parties:

	December 31,	December 31,
	2017	2016
Evey Note	$62,616	$74,616
Wheatley Note	135,000	50,000
Gemini Master Fund – Third Amended and
Restated Secured Bridge Note – Current Group	–	600,000
	$197,616	$724,616

Evey Note

Prior to 2011, the Company was advanced monies by John Evey, our former chairman and director, and executed a 10% convertible promissory note with compounding interest which was convertible into shares of common stock at $0.33 per share. There was no beneficial conversion feature at the note date and this note was subordinate to the Gemini Master Funds notes. Through a series of amendments, the conversion price of the convertible note was reduced to $0.20 and the maturity date was extended to December 31, 2016. The Company made principal payments amounting to $12,000 in fiscal 2016.

Effective December 31, 2016, the Company entered into a further extension agreement to extend the maturity date of this note to December 31, 2017. There were no additional fees or discounts associated with this extension. This modification was treated as an extinguishment as the change in fair value of the embedded conversion option just before and just after the modification was more than 10% of the carrying amount of the note. The market price of the Company’s stock was below the conversion price at the time of the modification, therefore no beneficial conversion feature needed to be recorded. The Company made principal payments amounting to $12,000 in fiscal 2017.

Although Mr. Evey is no longer a director as of December 31, 2016, because he was our Chairman and a related party throughout most of 2016, we have continued to classify this note as a Convertible note payable - related parties in the accompanying balance sheet. The note continues to bear interest at a rate of 10%. The balance of the note as of December 31, 2017, is $62,616 with accrued and unpaid interest amounting to $61,242 which is included in accrued expenses (See Note 7 and Note 17).

Wheatley Note

On October 18, 2016, the Company entered into a five year employment agreement, effective as of January 1, 2016, with Mr. Desmond Wheatley, the Chief Executive Officer, President, and Chairman of the Company (the “Agreement”). Pursuant to the Agreement, Mr. Wheatley will receive an annual deferred salary of $50,000 which Mr. Wheatley will defer until such time as Mr. Wheatley and the Board of Directors agree that payment of the deferred salary and/or cessation of the deferral is appropriate. In certain circumstances upon the Company achieving specified milestones, which are described in the Agreement, Mr. Wheatley can demand payment of all or any portion of the deferred amount, and the Company must comply with such demand. All deferred amounts are evidenced by an unsecured convertible promissory note payable by the Company to Mr. Wheatley, bearing simple interest at the rate of 10% per annum, accruing until paid, convertible into shares of the Company’s common stock at $0.15 per share at any time in whole or in part at Mr. Wheatley’s discretion, with a maturity date of December 31, 2020. As the conversion price was equivalent to the market price at the time of issuance, there is no beneficial conversion feature to this note. Additionally, on March 29, 2017 the board of directors granted Mr. Wheatley a $35,000 bonus for which Mr. Wheatley agreed to defer such bonus under the same terms of his salary deferral. The balance of the note as of December 31, 2017, is $135,000 with accrued and unpaid interest amounting to $12,312 which is included in accrued expenses (See Note 7).

Gemini Third Amended and Restated Secured Bridge Note – Current Group

At the end of 2010, the Company had a series of outstanding convertible notes to Gemini Master Fund, Ltd which were due December 31, 2011. These notes bore interest at a rate of 12% per annum and, with the exception of one note, had a conversion feature whereby, the lender, at its option, may at any time convert this loan into common stock at $0.25 per share. Interest under these notes is due on the first business day of each calendar quarter, however, upon three days advance notice, the Company may elect to add such interest to the note principal balance effectively making the interest due at note maturity. The note was secured by substantially all assets of the Company and its subsidiary, and was unconditionally guaranteed by the subsidiary.

Prior to June 30, 2010 all shares underlying the Gemini Master Fund convertible debt were subject to a lock-up agreement, and the shares were not easily convertible to cash thus, the embedded conversion option did not need to be bifurcated and recorded as a fair value derivative due to the price protection provision in the notes. Subsequent to June 30, 2010, such lock-up provisions expired and as such, the Company determined that the embedded conversion option met the definition of a derivative liability and needed to be bifurcated and recorded as a derivative at fair value.

Through a series of amendments, the Company modified terms of all notes so that the terms of these notes became equivalent. Further, the interest rates were reduced to 10%; the conversion prices were reduced $0.15; the beneficial holder ceiling was increased to 9.9% and the terms were extended to June 30, 2015.

In June 2015, Gemini sold a 70.0066819% stake in its’ note to Robert Noble, our past Chairman, in a private transaction. The Company issued two replacement notes for their respective ownership values based on this transaction with the Noble note having a balance of $600,000 and the Gemini note having a balance of $256,325. Each note has the same terms and conditions as existed prior to this transaction and as discussed above. There were no accounting effects for this transaction.

In September 2015, the Company made a payment to pay off the balance of the Gemini note and its accrued interest.

In regards to the then remaining note, Robert Noble agreed to an extension to March 31, 2016. Additionally, during 2015, the Company made a $100,000 payment to Mr. Noble to pay down the accrued interest on this note.

Effective January 20, 2016, Mr. Noble entered into a Purchase Option Agreement with Greencore Capital LLC (“GreenCore”), a firm affiliated with Jay S. Potter, a director of the Company (the “Optionee”), pursuant to which the Optionee has the right to purchase or arrange for the purchase of the Note from Mr. Noble and all of Mr. Noble’s shares in the Company (the “Option”), at any time prior to March 31, 2016, which date was subsequently extended. The Company had consented to the original Purchase Option Agreement. Under a Note Settlement and General Release Agreement, provided that the Option is fully exercised and honored, the Company agreed to extend the expiration date of 1,138,120 warrants to purchase 1,138,120 shares of the Company’s common stock owned by Mr. Noble (the “Warrants”) from December 31, 2016 to December 31, 2017, and agreed to reduce the exercise price of such Warrants from $0.24 to $0.20 per share. (see Note 15)

During the fourth quarter of 2016, the Company was notified that a transaction, or series of transactions, arranged by GreenCore, had officially closed whereas the convertible note and the “Noble” shares were ultimately obtained by a group of various shareholders, some of which are related parties to the Company. As the note was partially held by a related party shareholder and was held by other related party shareholders during the year, the note was classified as Convertible Notes Payable- Related Parties in the accompanying balance sheets.

Effective as of February 15, 2017, the Company received conversion notices from all the then current note holders effecting the conversion of the entire principal balance of the note amounting to $600,000 and accrued and unpaid interest, as of February 15, 2017, amounting to $104,709. The Company issued 4,698,060 shares of common stock at the contracted conversion price of $0.15 per share, to retire the entirety of this convertible note (See Notes 14 and 17).

At December 31, 2017, there is no outstanding balance owed for this convertible note.

Fair Value Measurements – Derivative liability:

The accounting guidance for fair value measurements provides a framework for measuring fair value and requires expanded disclosures regarding fair value measurements. Fair value is defined as the price that would be received for an asset or the exit price that would be paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy which requires an entity to maximize the use of observable inputs, where available. This hierarchy prioritizes the inputs into three broad levels as follows. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument. Level 3 inputs are unobservable inputs based on the Company’s own assumptions used to measure assets and liabilities at fair value. An asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

Assets and liabilities measured at fair value on a recurring and non-recurring basis consisted of the following at December 31, 2016:

	Carrying Value at	Fair Value Measurements at December 31, 2016
	December 31, 2016	(Level 1)	(Level 2)	(Level 3)
Embedded Conversion Option Liability	$107,081	$–	$–	$107,081

As a result of the February 2017 conversion discussed above, there was no embedded conversion option liability as of December 31, 2017.

The following is a summary of activity of Level 3 liabilities for the periods ended December 31, 2016 and 2017:

Balance at December 31, 2015	$87,992
Change in fair value	19,089
Balance at December 31, 2016	$107,081
Gain on debt extinguishment	(107,081)
Balance at December 31, 2017	$–

Changes in fair value of the embedded conversion option liability are included in other income (expense) in the accompanying consolidated statements of operations.

The Company estimates the fair value of the embedded conversion liability utilizing the Black-Scholes pricing model, which is dependent upon several variables such as the expected term (based on contractual term), expected volatility of our stock price over the expected term (based on historical volatility), expected risk-free interest rate over the expected term, and the expected dividend yield rate over the expected term.  The Company believes this valuation methodology is appropriate for estimating the fair value of the derivative liability.  The following table summarizes the assumptions the Company utilized to estimate the fair value of the embedded conversion option at December 31, 2016:

Assumptions	December 31, 2016
Expected remaining term	0.25
Expected Volatility	103%
Risk free rate	0.50%
Dividend Yield	0.00%

There were no changes in the valuation techniques during 2017. In 2016, the Company did compute the valuation of this derivative liability using a binomial lattice model noting no material differences in valuation results. The weighted average interest rate for short term notes as of December 31, 2017 was 10%.